INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Taxes Details Narrative
Net operating loss carryforwards	$ 17,385,131
Net operating loss carryforwards expiration date	Dec. 31, 2037
Valuation reserve allowance percentage	100.00%
Income tax description	The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%.